Account and other payables (Tables)	3 Months Ended
Mar. 31, 2026
Other Liabilities Disclosure [Abstract]
Schedule of account and other payables
	As of March 31	As of December 31
	2026	2025
	USD	USD

Account payable	6,202,668	8,251,166
Payroll Payable	43,340	43,530
Other payables	2,028,211	1,823,350
Total	8,274,219	10,118,046